Commitments and contingencies (Details) (CAD)	Dec. 31, 2014
2015	315,360
2016	508,410
2017	508,410
2018	508,410
2019	508,410
Estimated future minimum annual commitment	2,349,000
Thereafter, 2020 through 2025	2,979,848
Total leases	5,328,848
Existing premises[Member]
2015	188,257
2016
2017
2018
2019
Estimated future minimum annual commitment	188,257
Thereafter, 2020 through 2025
Total leases	188,257
New premises[Member]
2015	127,103
2016	508,410
2017	508,410
2018	508,410
2019	508,410
Estimated future minimum annual commitment	2,160,743
Thereafter, 2020 through 2025	2,979,848
Total leases	5,140,591